Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [Abstract]
Schedule of Movement in Fair Value of Convertible Bonds

The movement in the fair value of convertible bonds during the years indicated is set out below:

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Opening balance	272,684	241,524
New issuance	251,594	—
Own-credit risk portion of fair value changes	—	(121,652)
Other fair value changes	(426)	(23,007)
Conversion to shares (Note 19(i))	(29,785)	—
Notes matured	(255,458)	—
Gain on extinguishment	—	(2,450)
Settlement via issuance of warrants	—	(3,594)
Settlement via new instalment borrowing	—	(78,174)
Repayment of convertible bonds	—	(12,652)
Exchange differences	2,915	5
Closing balance	241,524	—

Schedule of Inputs Used for Valuation of Convertible Bonds

The fair value of the convertible bonds was determined using the binomial option valuation model. The inputs to the valuation model as of December 31, 2024 are set out below:

	As of December 31,
	2024

Expected volatility		73.64%
Risk-free interest rate		4.20%
Bond maturity		0.76
Weighted average share price	US$	2.00

The inputs to the valuation model of warrants as of December 31, 2025 are set out below:

	As of December 31,
	2025

Volatility		72.64%
Risk-free rate		4.13%
Time to maturity (year)		9.43 years
Market capitalization	US$	35.7 million

Schedule of Fair Value of Warrants
As of December 31,
2025
RMB’000

Opening balance	—
Issuance of warrants upon restructuring of convertible bonds	3,594
Fair value changes	18,740
Exchange differences	(290)
Closing balance	22,044